Share capital (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares, at the beginning of period	15,200,383,440		15,200,383,440
Share capital, at the beginning of period	¥ 15,200,383	[1]	¥ 15,200,383
Number of shares, at the end of period	15,698,093,359		15,200,383,440
Share capital, at the end of period	¥ 15,698,093		¥ 15,200,383	[1]
A shares [member]
Disclosure of classes of share capital [line items]
Number of shares, at the beginning of period	10,500,000,000		10,500,000,000
Share capital, at the beginning of period	¥ 10,500,000		¥ 10,500,000
Number of shares, issuance of new A shares	497,709,919		0
Share capital, issuance of new A shares	¥ 497,710		¥ 0
Number of shares, at the end of period	10,997,709,919		10,500,000,000
Share capital, at the end of period	¥ 10,997,710		¥ 10,500,000
Overseas listed foreign shares [member]
Disclosure of classes of share capital [line items]
Number of shares, at the beginning of period	4,700,383,440		4,700,383,440
Share capital, at the beginning of period	¥ 4,700,383		¥ 4,700,383
Number of shares, at the end of period	4,700,383,440		4,700,383,440
Share capital, at the end of period	¥ 4,700,383		¥ 4,700,383

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).